SHORT-TERM INVESTMENTS - Schedule of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 37,881	$ 923,118
Gross unrealized gains	130	833
Gross unrealized losses	(1)	(4,635)
Estimated fair value (Level 2 within the fair value hierarchy)	38,010	919,316
Fair Value, Inputs, Level 2 | Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Amortized cost	34,906	822,156
Gross unrealized gains	130	779
Gross unrealized losses	(1)	(4,552)
Estimated fair value (Level 2 within the fair value hierarchy)	35,035	818,383
Fair Value, Inputs, Level 2 | U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost	2,975	92,902
Gross unrealized gains	0	50
Gross unrealized losses	0	(51)
Estimated fair value (Level 2 within the fair value hierarchy)	2,975	92,900
Fair Value, Inputs, Level 2 | U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	8,060
Gross unrealized gains	0	4
Gross unrealized losses	0	(32)
Estimated fair value (Level 2 within the fair value hierarchy)	$ 0	$ 8,033